Restricted Net Assets (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Restricted Net Assets [Abstract]
Statutory reserve percentage	10.00%
Percentage of registered capital	50.00%
Restricted net assets	$ 840,385	$ 810,484